Consolidated statements of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net loss	$ (65,012)	$ (14,810)	$ (33,539)
Marketable securities:
Unrealized gain (loss)	(2,129)	158	59
Derivatives:
Unrealized income	1,662	1,403	1,038
Amounts reclassified from accumulated other comprehensive gain	(1,160)	(1,267)	(261)
Other comprehensive loss	(1,627)	294	836
Comprehensive loss	$ (66,639)	$ (14,516)	$ (32,703)